Net income by operating segment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment information
12.	Net income by operating segment

Consolidated Statement of Income by operating segment
	2019
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	50,462	67,538	11,493	1,221	(54,125)	76,589

Intersegments	49,400	9,432	3,308	226	(54,125)	8,241
Third parties	1,062	58,106	8,185	995	—	68,348
Cost of sales	(27,304)	(61,578)	(7,713)	(1,167)	52,030	(45,732)

Gross profit (loss)	23,158	5,960	3,780	54	(2,095)	30,857
Income (expenses)	(4,181)	(4,334)	2,580	(4,282)	(26)	(10,243)
Selling	—	(2,164)	(2,260)	(31)	(21)	(4,476)
General and administrative	(254)	(336)	(134)	(1,401)	1	(2,124)
Exploration costs	(799)	—	—	—	—	(799)
Research and development	(394)	(11)	(15)	(156)	—	(576)
Other taxes	(127)	(151)	(152)	(189)	—	(619)
Impairment of assets	(1,956)	(697)	(194)	1	(2)	(2,848)
Other income and expenses	(651)	(975)	5,335	(2,506)	(4)	1,199

Net income / (loss) before financial results and income taxes	18,977	1,626	6,360	(4,228)	(2,121)	20,614
Net finance income (expenses) (*)	—	—	—	(8,764)	—	(8,764)
Results in equity-accounted investments	86	(151)	103	115	—	153

Net income / (loss) before income taxes	19,063	1,475	6,463	(12,877)	(2,121)	12,003
Income taxes	(6,451)	(552)	(2,162)	4,245	720	(4,200)

Net income from continuing operations for the period	12,612	923	4,301	(8,632)	(1,401)	7,803
Net income from discontinued operations for the period	—	—	3	2,557	—	2,560

Net income for the period	12,612	923	4,304	(6,075)	(1,401)	10,363

Attributable to:
Non-controlling interests	(12)	(98)	124	198	—	212

Net income from continuing operations	(12)	(98)	121	132	—	143
Net income from discontinued operations	—	—	3	66	—	69
Shareholders of Petrobras	12,624	1,021	4,180	(6,273)	(1,401)	10,151

Net income from continuing operations	12,624	1,021	4,179	(8,763)	(1,401)	7,660
Net income from discontinued operations	—	—	1	2,490	—	2,491

	2018 - Reclassified
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	52,382	73,448	12,241	1,731	(55,164)	84,638

Intersegments	50,052	16,655	3,701	205	(55,164)	15,449
Third parties	2,330	56,793	8,540	1,526	—	69,189
Cost of sales	(28,968)	(67,011)	(9,023)	(1,611)	54,429	(52,184)

Gross profit (loss)	23,414	6,437	3,218	120	(735)	32,454
Income (expenses)	(5,068)	(3,437)	(2,461)	(4,662)	(38)	(15,666)
Selling	(80)	(1,777)	(1,867)	(76)	(27)	(3,827)
General and administrative	(257)	(376)	(152)	(1,453)	(1)	(2,239)
Exploration costs	(524)	—	—	—	—	(524)
Research and development	(443)	(11)	(21)	(166)	—	(641)
Other taxes	(115)	(207)	(65)	(283)	—	(670)
Impairment of assets	(1,391)	(442)	(190)	18	—	(2,005)
Other income and expenses	(2,258)	(624)	(166)	(2,702)	(10)	(5,760)

Net income / (loss) before financial results and income taxes	18,346	3,000	757	(4,542)	(773)	16,788
Net finance income (expenses) (*)	—	—	—	(6,484)	—	(6,484)
Results in equity-accounted investments	75	362	95	(9)	—	523

Net income / (loss) before income taxes	18,421	3,362	852	(11,035)	(773)	10,827
Income taxes	(6,236)	(1,020)	(257)	2,994	263	(4,256)

Net income from continuing operations for the period	12,185	2,342	595	(8,041)	(510)	6,571
Net income from discontinued operations for the period	—	—	15	828	—	843

Net income for the period	12,185	2,342	610	(7,213)	(510)	7,414

Non-controlling interests	(5)	(51)	128	169	—	241

Net income from continuing operations	(5)	(51)	124	(69)	—	(1)
Net income from discontinued operations	—	—	4	238	—	242
Net income attributable to shareholders of Petrobras	12,190	2,393	482	(7,382)	(510)	7,173

Net income from continuing operations	12,190	2,393	471	(7,972)	(510)	6,572
Net income from discontinued operations	—	—	11	590	—	601

	2017 - Reclassified
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	42,184	67,037	12,340	1,583	(45,260)	77,884

Intersegments	40,762	16,142	3,261	201	(45,260)	15,106
Third parties	1,422	50,895	9,079	1,382	—	62,778
Cost of sales	(27,937)	(57,778)	(8,807)	(1,476)	44,800	(51,198)

Gross profit (loss)	14,247	9,259	3,533	107	(460)	26,686
Income (expenses)	(3,750)	(3,603)	(659)	(8,194)	73	(16,133)
Selling	(125)	(1,731)	(1,776)	(63)	81	(3,614)
General and administrative	(331)	(457)	(165)	(1,703)	—	(2,656)
Exploration costs	(800)	—	—	—	—	(800)
Research and development	(333)	(13)	(26)	(200)	—	(572)
Other taxes	(503)	(203)	(258)	(825)	—	(1,789)
Impairment of assets	43	(781)	(446)	(7)	—	(1,191)
Other income and expenses	(1,701)	(418)	2,012	(5,396)	(8)	(5,511)

Net income / (loss) before financial results and income taxes	10,497	5,656	2,874	(8,087)	(387)	10,553
Net finance income (expenses) (*)	—	—	—	(9,719)	—	(9,719)
Results in equity-accounted investments	136	443	117	(23)	—	673

Net income / (loss) before income taxes	10,633	6,099	2,991	(17,829)	(387)	1,507
Income taxes	(3,571)	(1,922)	(977)	4,641	132	(1,697)

Net income from continuing operations for the period	7,062	4,177	2,014	(13,188)	(255)	(190)
Net income from discontinued operations for the period	—	—	17	342	—	359

Net income for the period	7,062	4,177	2,031	(12,846)	(255)	169

Non-controlling interests	41	(58)	119	158	—	260

Net income from continuing operations	41	(58)	123	51	—	157
Net income from discontinued operations	—	—	(4)	107	—	103
Net income attributable to shareholders of Petrobras	7,021	4,235	1,912	(13,004)	(255)	(91)

Net income from continuing operations	7,021	4,235	1,891	(13,239)	(255)	(347)
Net income from discontinued operations	—	—	21	235	—	256
The consolidated amounts of intersegment sales (remaining after eliminations) relates to sales from the RT&M to BR, which is presented as discontinued operation within Corporate and other business.
12.1. Accounting policy for operating segments
The information related to the Company’s operating segments is prepared based on available financial information directly attributable to each segment, or items that can be allocated to each segment on a reasonable basis. This information is presented by business activity, as used by the Company’s Board of Executive Officers (Chief Operating Decision Maker – CODM) on the decision-making process of resource allocation and performance evaluation.
The measurement of segment results includes transactions carried out with third parties, including associates and joint ventures, as well as transactions between operating segments. Transfers between operating segments are recognized at internal transfer prices derived from methodologies that take into account market parameters and are eliminated only to provide reconciliations to the consolidated financial statements.

As a result of the divestments in 2019, the strategy of repositioning its portfolio as set out in the 2020-2024 Strategic Plan, approved on November 27, 2019, as well as the materiality of the remaining businesses, the Company reassessed the presentation of the Distribution and Biofuels businesses, which are now included in the segment Corporate and other businesses. Thus, comparative information has been reclassified. Accordingly, the company’s business segments disclosed separately are:
Exploration and Production (E&P):
this segment covers the activities of exploration, development and production of crude oil, NGL (natural gas liquid) and natural gas in Brazil and abroad, for the primary purpose of supplying its domestic refineries. The E&P segment also operates through partnerships with other companies and includes holding interest in foreign entities operating in this segment.
As an integrated energy company with a focus on oil and gas, intersegment sales revenue refers mainly to oil transfers to the Refining, Transportation and Marketing segment, aiming to supply the Company’s refineries and meet the domestic demand for oil products. These transactions are measured by internal transfer prices based on international oil prices and their respective exchange rate impacts, taking into account the specific characteristics of the transferred oil stream.
In addition, the E&P segment revenues include transfers of natural gas to the natural gas processing plants within Gas and Power segment. These transactions are measured at internal transfer prices based on the international prices of this commodity.
Revenue from sales to third parties mainly reflects services rendered relating to E&P activities, sales of the E&P’s natural gas processing plants, as well as the oil and natural gas operations carried out by subsidiaries abroad.
Refining, Transportation and Marketing (RT&M):
this segment covers the refining, logistics, transport and trading of crude oil and oil products activities in Brazil and abroad, as well as exports of ethanol. This segment also includes the petrochemical operations, such as extraction and processing of shale and holding interests in petrochemical companies in Brazil.
This segment carries out the acquisition of crude oil from the E&P segment, imports oil for refinery slate, and acquires oil products in international markets taking advantage of the existing price differentials between the cost of processing domestic oil and that of importing oil products.
Intersegment revenues primarily reflect the sale of derivatives for the distribution segment at market prices and the operations for the Gas and Power and E&P segments at internal transfer price.
Revenues from sales to third parties primarily reflect the trading of oil products in Brazil and the export and trade of oil and oil products by foreign subsidiaries.
Gas and Power:
this segment covers the activities of logistic and trading of natural gas and electricity, transportation and trading of LNG (liquefied natural gas), generation and electricity by means of thermoelectric power plants, as well as holding interests in transporters and distributors of natural gas in Brazil and abroad. It also includes natural gas processing and fertilizers production.
Intersegment revenues primarily reflect the transfers of natural gas processed, liquefied petroleum gas (LPG) and NGL to RT&M. These transactions are measured at internal transfer prices.
This segment purchases national natural gas from the E&P segment, from partners and third parties, imports natural gas from Bolivia and LNG to meet national demand.
Revenues from sales to third parties primarily reflect natural gas processed to distributors, as well as generation and trading of electricity.
The Corporate segment comprises items that cannot be attributed to the other segments, as well as distribution and biofuels businesses. Corporate items comprise those related to corporate financial management, corporate overhead and other expenses, including actuarial expenses related to the pension and medical benefits for retired employees and their dependents. Distribution business reflects the interest in the associate BR Distribuidora (investments and results in equity-accounted investments), as well as the distribution of derivatives abroad (South America). Until July 2019 and the previous years for comparative purposes, it also includes net income from discontinued operations, as set out in note 30. Biofuels businesses reflects production activities of biodiesel, its co-products
and ethanol.